STRATUS FUND, INC.

                           Institutional Class Shares


                     Intermediate Government Bond Portfolio
                         Government Securities Portfolio
                                Growth Portfolio
                         Capital Appreciation Portfolio
                             International Portfolio


                        Supplement dated June 7, 2000 to
                        Prospectus dated November 1, 1999


        On May 26, 2000, Stratus Fund, Inc. amended its articles of incorporation to combine its Intermediate Government Bond Portfolio with its Government Securities Portfolio, and to combine its Capital Appreciation Portfolio with its Growth Portfolio. As part of the combinations, Intermediate Government Bond Portfolio and Capital Appreciation Portfolio were terminated as separate series of shares of the capital stock of Stratus Fund. Accordingly, Stratus Fund no longer offers shares of Intermediate Government Bond Portfolio or Capital Appreciation Portfolio for sale to the public.

        You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

This information supplements the prospectus of Stratus Fund, Inc. dated November 1, 1999. Please retain this supplement for future reference.

                               STRATUS FUND, INC.

                              Retail Class A Shares


                     Intermediate Government Bond Portfolio
                         Government Securities Portfolio
                                Growth Portfolio
                         Capital Appreciation Portfolio
                             International Portfolio


                        Supplement dated June 7, 2000 to
                        Prospectus dated November 1, 1999


        On May 26, 2000, Stratus Fund, Inc. amended its articles of incorporation to combine its Intermediate Government Bond Portfolio with its Government Securities Portfolio, and to combine its Capital Appreciation Portfolio with its Growth Portfolio. As part of the combinations, Intermediate Government Bond Portfolio and Capital Appreciation Portfolio were terminated as separate series of shares of the capital stock of Stratus Fund. Accordingly, Stratus Fund no longer offers shares of Intermediate Government Bond Portfolio or Capital Appreciation Portfolio for sale to the public.

        You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

This information supplements the prospectus of Stratus Fund, Inc. dated November 1, 1999. Please retain this supplement for future reference.

                               STRATUS FUND, INC.


                     Intermediate Government Bond Portfolio
                         Government Securities Portfolio
                                Growth Portfolio
                         Capital Appreciation Portfolio
                             International Portfolio


                        Supplement dated June 7, 2000 to
           Statement of Additional Information dated November 1, 1999


        On May 26, 2000, Stratus Fund, Inc. amended its articles of incorporation to combine its Intermediate Government Bond Portfolio with its Government Securities Portfolio, and to combine its Capital Appreciation Portfolio with its Growth Portfolio. As part of the combinations, Intermediate Government Bond Portfolio and Capital Appreciation Portfolio were terminated as separate series of shares of the capital stock of Stratus Fund. Accordingly, Stratus Fund no longer offers shares of Intermediate Government Bond Portfolio or Capital Appreciation Portfolio for sale to the public.

        You may reach Stratus Fund, Inc. toll free at 1-888-769-2362.

This information supplements the Statement of Additional Information of Stratus Fund, Inc. dated November 1, 1999. Please retain this supplement for future reference.